Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASES
20.	LEASES

Our operating leases are principally for office space, facilities and self-run offline stores. At December 31, 2019, our operating leases had a weighted average discount rate of 4.75% and a weighted-average remaining lease term of 2.4 years.

The components of our lease expense were as follows:

Year ended December 31, 2019
Lease cost
Operating lease expense	7,434
Short-term lease expense (i)	798
Total lease cost	8,232

(i) Includes leases with a term of one year or less.

Supplemental cash flow information for our leases was as follows:

Year ended December 31, 2019
Operating cash flows relating to operating leases	7,553
Lease liabilities arising from obtaining right-of-use assets	17,427

20.	LEASES (Continued)

At December 31, 2019, the aggregate future minimum rental payments under non-cancelable agreement were as follows:

Rental RMB
2020	7,189
2021	5,985
2022	5,519
2023	3,511
Total future minimum rental payment	22,204
Less amount representing imputed interest	(1,820)
Present value of future minimum rental payments	20,384
Less current portion, recorded in other current liabilities	(6,993)
Long-term lease liabilities, recorded in other long-term liabilities	13,391